Intangible Assets - Additional Information (Detail) - B G Group Plc $ in Millions	Dec. 31, 2018 USD ($)
Integrated Gas [Member]
Disclosure Of Intangible Assets [Line Items]
Goodwill	$ 4,897
Upstream [Member]
Disclosure Of Intangible Assets [Line Items]
Goodwill	6,013
Downstream [Member]
Disclosure Of Intangible Assets [Line Items]
Goodwill	$ 1,609